ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accrued accounting and legal	$ 134,197	$ 112,723	$ 190,767
Accrued reimbursements	25,008	13,613	26,792
Accrued consulting	5,948	15,200	16,334
Accrued research and development expenses	35,920	34,179	93,407
Accrued office and other	10,438	31,482	29,093
Deferred rent	3,319	3,016	0
Accrued settlement related to arbitration	13,333	13,333	66,667
	$ 228,163	$ 223,546	$ 554,026